Note 16 - Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of detailed information of the cash flow statement [text block]
	2020	2019

Operating profit	22,715	39,981
Adjustments for:
Unrealised foreign exchange gains (Note11)	(5,201)	(25,447)
Cash-settled share-based expense (Note 10)	946	370
Cash-settled share-based expense included in production costs (Note 6)	191	70
Settlement of cash-settled share-based payments	-	(1,280)
Gold hedge - unrealised cash portion (Note 15)	102	324
Depreciation	2,314	2,100
Impairment of property, plant and equipment	59	144
Gold ETF - non-cash fair value losses loss (Note15)	46	-
Profit on sale of subsidiary	-	(5,409)
Site restoration	-	10
Cash generated by operations before working capital changes	21,172	10,863
Inventories	(1,292)	(302)
Prepayments	744	(529)
Trade and other receivables	(2,595)	23
Trade and other payables	(1,657)	(938)
Cash generated by operations	16,371	9,117